Property And Equipment, Net (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 21, 2010 Concentra [Member]
Depreciation expense	$ 225.1	$ 213.0	$ 183.3
Amortization expense	135.5	126.9	92.9
Net ending property and equipment balance from the acquisition of concentra				$ 131.0